Equity-Based Compensation - Schedule of Employee Stock Performance Activity (2013 Omni Bus Incentive Plan) (Detail) (2013 Omni Bus Incentive Plan [Member], USD $)	9 Months Ended
Sep. 30, 2013
Shares Granted:
Outstanding shares, Beginning balance
Vested shares
Forfeited shares	(267)
Outstanding shares, ending balance	494,290
Shares Granted:
Weighted average fair value of outstanding, Beginning balanace (in USD per share/unit)	$ 0
Vested (in USD per share/unit)
Forfeited (in USD per share/unit)	$ 33.52
Weighted Average Grant Date Fair Value, Outstanding, Ending Balance (in USD per unit)	$ 29.05
Time Restricted Shares [Member]
Shares Granted:
Time Restricted 2013 shares vesting period	16 months
2.25x Performance Restricted Shares [Member]
Shares Granted:
Granted shares	163,310
Shares Granted:
Granted (in USD per share/unit)	$ 30.46
2.75x Performance Restricted Shares [Member]
Shares Granted:
Granted shares	163,310
Shares Granted:
Granted (in USD per share/unit)	$ 23.05
After Lock Up Period [Member] | Time Restricted Shares [Member]
Shares Granted:
Granted shares	85,647
Shares Granted:
Granted (in USD per share/unit)	$ 33.52
Over Remaining Service Period [Member] | Time Restricted Shares [Member]
Shares Granted:
Granted shares	82,290
Shares Granted:
Granted (in USD per share/unit)	$ 33.52